UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 91.0%
Consumer Discretionary 18.3%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,446,250
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		1,935,000	1,964,025
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	770,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		4,215,000	4,341,450
7.0%, 5/20/2022		3,260,000	3,374,100
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		1,870,000	1,598,850
APX Group, Inc., 6.375%, 12/1/2019		1,895,000	1,814,463
Asbury Automotive Group, Inc., 144A, 6.0%, 12/15/2024		4,695,000	4,777,162
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	3,984,375
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	2,981,325
Avis Budget Car Rental LLC:
5.5%, 4/1/2023 (b)		1,845,000	1,881,900
144A, 5.5%, 4/1/2023		4,310,000	4,396,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,538,380
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		970,000	982,125
8.0%, 4/15/2020		520,000	587,600
CCO Holdings LLC, 7.375%, 6/1/2020		490,000	519,400
CCOH Safari LLC:
5.5%, 12/1/2022		2,580,000	2,618,700
5.75%, 12/1/2024		2,580,000	2,609,025
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,700,000	5,529,000
144A, 6.375%, 9/15/2020 (b)		10,810,000	11,188,350
Chrysler Group LLC, 8.25%, 6/15/2021		1,245,000	1,378,838
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,309,725
Series B, 6.5%, 11/15/2022		3,380,000	3,481,400
Series A, 7.625%, 3/15/2020		990,000	1,027,125
Series B, 7.625%, 3/15/2020		10,455,000	11,003,887
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	200,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,577,375
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		4,580,000	4,602,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		3,329,000	3,362,290
Dana Holding Corp., 5.5%, 12/15/2024		1,710,000	1,727,100
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,527,594
5.0%, 3/15/2023		3,110,000	3,008,925
6.75%, 6/1/2021		4,420,000	4,751,500
7.875%, 9/1/2019		4,165,000	4,727,275
Getty Images, Inc., 144A, 7.0%, 10/15/2020		2,885,000	2,264,725
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		2,705,000	2,644,137
Harron Communications LP, 144A, 9.125%, 4/1/2020		3,705,000	4,038,450
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		2,610,000	2,655,675
7.5%, 7/15/2020 (b)		880,000	921,800
11.5%, 7/15/2020		845,000	967,525
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,476,600

iHeartCommunications, Inc.:
9.0%, 12/15/2019		4,650,000	4,580,250
11.25%, 3/1/2021		2,510,000	2,585,300
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		1,480,000	1,258,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		460,000	460,000
144A, 7.0%, 9/1/2020		3,160,000	3,333,800
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		3,225,000	3,321,750
Mediacom Broadband LLC:
5.5%, 4/15/2021		465,000	467,325
6.375%, 4/1/2023		5,830,000	5,975,750
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,062,163
MGM Resorts International:
6.0%, 3/15/2023 (b)		2,665,000	2,678,325
6.75%, 10/1/2020 (b)		4,799,000	5,038,950
8.625%, 2/1/2019		4,620,000	5,237,925
Numericable-SFR:
144A, 4.875%, 5/15/2019		4,635,000	4,594,444
144A, 6.0%, 5/15/2022 (b)		6,930,000	6,968,115
144A, 6.25%, 5/15/2024		2,035,000	2,050,262
Penske Automotive Group, Inc., 5.375%, 12/1/2024 (b)		6,265,000	6,343,312
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		1,455,000	1,498,650
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,752,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,138,500
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,405,000	2,549,300
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,294,775
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		1,865,000	1,920,950
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		2,765,000	2,751,175
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,556,588
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		2,305,000	2,270,425
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		1,295,000	1,277,194
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,616,700
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	8,631,700
144A, 7.5%, 3/15/2019		3,805,000	3,995,250
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020 (b)		4,065,000	4,329,225
144A, 8.5%, 5/15/2021 (b)		1,690,000	1,799,850
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,035,100
Visant Corp., 10.0%, 10/1/2017 (b)		890,000	772,075
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		800,000	752,000

			224,455,054
Consumer Staples 2.6%
Big Heart Pet Brands, 7.625%, 2/15/2019 (b)		2,288,000	2,247,960
Chiquita Brands International, Inc., 7.875%, 2/1/2021		973,000	1,045,975
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		2,115,000	1,940,512
144A, 6.75%, 1/1/2020		1,710,000	1,710,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		6,410,000	6,698,450
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		4,640,000	4,558,800
144A, 7.75%, 10/28/2020		3,600,000	3,727,800
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,450,000	1,526,125
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		905,000	877,850
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		485,000	421,950
Smithfield Foods, Inc., 6.625%, 8/15/2022		1,990,000	2,079,550
The WhiteWave Foods Co., 5.375%, 10/1/2022		1,700,000	1,751,000
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		3,350,000	3,551,000

			32,136,972
Energy 9.0%
Access Midstream Partners LP, 6.125%, 7/15/2022		2,970,000	3,155,625
Antero Resources Corp., 144A, 5.125%, 12/1/2022 (b)		3,020,000	2,846,350
Antero Resources Finance Corp., 5.375%, 11/1/2021		2,255,000	2,181,712
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		645,000	548,250
144A, 5.625%, 6/1/2024		855,000	726,750
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		1,850,000	1,406,000
6.75%, 11/1/2020		3,265,000	2,612,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,075,000	1,037,375
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		1,940,000	1,498,650
8.625%, 10/15/2020		1,610,000	1,384,600
California Resources Corp.:
144A, 5.0%, 1/15/2020 (b)		1,305,000	1,132,088
144A, 5.5%, 9/15/2021		2,990,000	2,556,450
144A, 6.0%, 11/15/2024		345,000	291,525
Chaparral Energy, Inc., 7.625%, 11/15/2022		4,185,000	2,741,175
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		1,445,000	1,379,975
7.75%, 4/1/2019		2,340,000	2,398,500
Denbury Resources, Inc.:
4.625%, 7/15/2023		630,000	546,525
5.5%, 5/1/2022		625,000	571,875
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		1,635,000	1,757,625
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		4,915,000	4,349,775
EP Energy LLC, 6.875%, 5/1/2019 (b)		3,085,000	3,131,275
EV Energy Partners LP, 8.0%, 4/15/2019		8,885,000	7,552,250
Halcon Resources Corp.:
8.875%, 5/15/2021		1,829,000	1,376,322
9.75%, 7/15/2020		3,270,000	2,452,500
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		1,705,000	1,500,400
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	980,100
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,124,950
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		1,685,000	1,267,963
Linn Energy LLC, 6.25%, 11/1/2019		1,670,000	1,411,150
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	2,106,300
144A, 6.5%, 3/15/2021		1,880,000	1,715,500
144A, 7.0%, 3/31/2024		5,935,000	5,371,175
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		1,700,000	1,538,500
Midstates Petroleum Co., Inc., 10.75%, 10/1/2020		2,905,000	1,539,650
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		2,710,000	2,831,950
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,340,000	4,045,050
Regency Energy Partners LP:
5.0%, 10/1/2022		1,105,000	1,044,225
5.875%, 3/1/2022		245,000	244,388
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		1,055,000	981,150
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	6,351,862
5.625%, 4/15/2023		1,405,000	1,373,387
5.75%, 5/15/2024		1,495,000	1,466,969
SandRidge Energy, Inc.:
7.5%, 3/15/2021		1,520,000	972,800
8.125%, 10/15/2022		1,355,000	853,650
SESI LLC, 7.125%, 12/15/2021		6,355,000	6,100,800
Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (b)		425,000	248,625
Seventy Seven Operating LLC, 6.625%, 11/15/2019		1,380,000	1,048,800
Swift Energy Co., 7.875%, 3/1/2022		2,730,000	1,412,775
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,312,400
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		645,000	620,813
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		1,280,000	844,800
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,604,000
WPX Energy, Inc.:
5.25%, 1/15/2017 (b)		4,850,000	4,898,500
5.25%, 9/15/2024 (b)		1,290,000	1,199,700

			110,647,504
Financials 4.4%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,452,075
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		1,055,000	1,091,925
CIT Group, Inc., 3.875%, 2/19/2019		11,465,000	11,436,337
Credit Agricole SA, 144A, 7.875%, 1/29/2049		2,940,000	2,991,550
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		2,020,000	1,942,735
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		2,695,000	2,804,148
E*TRADE Financial Corp.:
5.375%, 11/15/2022		1,600,000	1,636,000
6.375%, 11/15/2019		5,395,000	5,718,700
Hellas Telecommunications Finance, 144A, 8.082% **, 7/15/2015 (PIK) *	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,630,000
6.25%, 5/15/2019		2,695,000	2,944,288
8.75%, 3/15/2017		4,075,000	4,513,062
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,815,625
(REIT), 6.875%, 5/1/2021		2,415,000	2,584,050
Popular, Inc., 7.0%, 7/1/2019		1,305,000	1,305,000
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		3,905,000	3,782,969

			53,648,464
Health Care 8.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		955,000	993,200
7.75%, 2/15/2019		4,325,000	4,506,650
Biomet, Inc.:
6.5%, 8/1/2020		3,350,000	3,584,500
6.5%, 10/1/2020		960,000	1,012,800
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,359,125
5.125%, 8/1/2021		485,000	503,188
6.875%, 2/1/2022 (b)		1,935,000	2,049,891
7.125%, 7/15/2020		12,190,000	12,997,587
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		4,640,000	4,170,200
Endo Finance LLC:
144A, 5.375%, 1/15/2023		1,955,000	1,915,900
144A, 5.75%, 1/15/2022		1,935,000	1,935,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		1,980,000	2,113,650
HCA, Inc.:
5.25%, 4/15/2025		1,285,000	1,342,825
6.5%, 2/15/2020		9,615,000	10,773,607
7.5%, 2/15/2022		1,109,000	1,267,033
Hologic, Inc., 6.25%, 8/1/2020		1,935,000	2,012,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,420,500
LifePoint Hospitals, Inc, 5.5%, 12/1/2021 (b)		2,430,000	2,484,675
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		4,662,000	4,871,790
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,726,000	2,889,560
Tenet Healthcare Corp., 6.25%, 11/1/2018		14,050,000	15,244,250
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		2,190,000	2,288,550
144A, 7.5%, 7/15/2021		9,335,000	10,081,800

			102,818,681
Industrials 11.2%
ADT Corp.:
3.5%, 7/15/2022 (b)		1,315,000	1,121,038
4.125%, 4/15/2019 (b)		410,000	405,900
5.25%, 3/15/2020 (b)		2,805,000	2,840,062
6.25%, 10/15/2021 (b)		1,405,000	1,443,638
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	3,826,462
Armored Autogroup, Inc., 9.25%, 11/1/2018		2,715,000	2,701,425
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,212,412
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,520,425
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,334,800
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		1,390,000	1,395,213
144A, 5.75%, 3/15/2022 (b)		2,060,000	2,085,750
144A, 6.0%, 10/15/2022		2,320,000	2,343,200
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		1,120,000	1,128,400
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		3,220,000	3,268,300
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,973,950
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,547,825
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,325,250
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	2,990,650
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		4,175,000	4,133,250
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,927,412
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,524,500
Gates Global LLC, 144A, 6.0%, 7/15/2022		1,695,000	1,623,302
GenCorp, Inc., 7.125%, 3/15/2021		4,735,000	4,958,965
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		3,735,000	3,800,362
7.125%, 3/15/2021		2,480,000	2,678,400
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		5,230,000	5,386,900
Meritor, Inc.:
6.25%, 2/15/2024		1,895,000	1,923,425
6.75%, 6/15/2021		4,663,000	4,872,835
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,584,563
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		7,315,000	6,693,225
8.125%, 2/15/2019		2,725,000	2,398,000
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	3,868,050
Oshkosh Corp., 5.375%, 3/1/2022 (b)		1,455,000	1,484,100
Ply Gem Industries, Inc.:
6.5%, 2/1/2022 (b)		2,425,000	2,279,500
144A, 6.5%, 2/1/2022		1,265,000	1,176,450
SBA Communications Corp., 5.625%, 10/1/2019		1,920,000	1,963,200
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		2,525,000	2,569,187
6.75%, 12/15/2020		1,465,000	1,552,900
Titan International, Inc., 6.875%, 10/1/2020		5,600,000	4,928,000
TransDigm, Inc.:
6.0%, 7/15/2022 (b)		2,290,000	2,284,275
6.5%, 7/15/2024		1,375,000	1,381,875
7.5%, 7/15/2021		10,245,000	10,910,925
Triumph Group, Inc., 5.25%, 6/1/2022		1,145,000	1,142,138
United Rentals North America, Inc.:
5.75%, 7/15/2018		3,460,000	3,607,050
6.125%, 6/15/2023		200,000	210,000
7.375%, 5/15/2020		5,690,000	6,145,200
7.625%, 4/15/2022		5,690,000	6,256,155
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		845,000	883,025

			136,611,869
Information Technology 6.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	997,975
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		7,715,000	8,100,750
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		2,900,000	2,987,000
144A, 6.125%, 11/1/2023		1,315,000	1,357,738
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		4,135,000	3,886,900
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK) (b)		2,790,000	2,371,500
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		1,280,000	1,248,000
CDW LLC:
5.5%, 12/1/2024		6,230,000	6,237,787
6.0%, 8/15/2022 (b)		2,030,000	2,095,975
8.5%, 4/1/2019		3,974,000	4,187,602
CyrusOne LP, 6.375%, 11/15/2022		950,000	1,014,125
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,344,650
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,412,438
Equinix, Inc.:
5.375%, 1/1/2022		2,135,000	2,155,069
5.375%, 4/1/2023		6,455,000	6,455,000
5.75%, 1/1/2025		1,600,000	1,614,000
First Data Corp.:
144A, 6.75%, 11/1/2020		5,820,000	6,212,850
144A, 7.375%, 6/15/2019 (b)		2,155,000	2,268,138
144A, 8.75%, 1/15/2022 (PIK) (b)		7,985,000	8,583,875
144A, 8.875%, 8/15/2020		3,745,000	4,016,512
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022 (b)		2,435,000	2,544,575
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		4,495,000	4,820,887
7.625%, 6/15/2021		1,910,000	2,101,000
NCR Corp.:
5.875%, 12/15/2021		485,000	498,338
6.375%, 12/15/2023		1,210,000	1,258,400
Sanmina Corp., 144A, 4.375%, 6/1/2019		230,000	228,275
Ymobile Corp., 144A, 8.25%, 4/1/2018		2,720,000	2,849,200

			83,848,559
Materials 8.7%
Ardagh Packaging Finance PLC:
144A, 3.241% **, 12/15/2019		2,590,000	2,499,350
144A, 6.75%, 1/31/2021 (b)		2,915,000	2,900,425
Berry Plastics Corp.:
5.5%, 5/15/2022 (b)		3,820,000	3,877,300
9.75%, 1/15/2021		3,510,000	3,904,875
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,288,525
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		2,595,000	2,556,075
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		2,410,000	2,482,300
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	2,029,900
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		4,854,000	4,392,870
144A, 7.0%, 2/15/2021		4,190,000	3,771,000
FMG Resources August 2006 Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		2,970,000	2,840,062
Greif, Inc., 7.75%, 8/1/2019		910,000	1,028,300
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		5,340,000	5,233,200
8.875%, 2/1/2018		4,455,000	3,964,950
Huntsman International LLC:
5.125%, 4/15/2021	EUR	625,000	783,356
144A, 5.125%, 11/15/2022 (b)		2,000,000	1,970,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,571,450
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,319,950
Novelis, Inc., 8.75%, 12/15/2020 (b)		5,100,000	5,406,000
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,415,381
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		3,360,000	3,360,000
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		3,445,000	3,384,712
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,323,325
Polymer Group, Inc., 7.75%, 2/1/2019		2,102,000	2,178,198
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,141,200
144A, 8.25%, 1/15/2021		1,380,000	1,411,050
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020 (b)		11,970,000	12,269,250
6.875%, 2/15/2021		9,230,000	9,633,812
8.25%, 2/15/2021 (b)		1,750,000	1,793,750
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,066,938
144A, 5.125%, 12/1/2024		540,000	545,400
144A, 8.375%, 9/15/2021		1,315,000	1,469,513
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		1,860,000	1,813,500
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		1,800,000	1,804,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	861,000
144A, 5.625%, 10/1/2024 (b)		420,000	437,850

			106,729,267
Telecommunication Services 18.8%
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,466,250
144A, 7.875%, 12/15/2019 (b)		2,120,000	2,170,660
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,266,136
Altice SA, 144A, 7.75%, 5/15/2022 (b)		2,170,000	2,174,069
B Communications Ltd., 144A, 7.375%, 2/15/2021		2,425,000	2,564,438
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	954,500
Series W, 6.75%, 12/1/2023 (b)		2,455,000	2,688,225
Cincinnati Bell, Inc., 8.375%, 10/15/2020		12,080,000	12,684,000
CommScope, Inc., 144A, 5.0%, 6/15/2021		2,290,000	2,255,650
CPI International, Inc., 8.75%, 2/15/2018		2,060,000	2,116,650
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		2,325,000	2,162,250
144A, 8.25%, 9/30/2020		13,857,000	13,441,290
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	791,200
144A, 8.25%, 9/1/2017 (b)		12,540,000	12,696,750
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		1,290,000	1,296,450
6.875%, 1/15/2025 (b)		1,290,000	1,290,000
7.125%, 1/15/2023		12,450,000	12,667,875
8.25%, 4/15/2017		2,796,000	3,110,550
8.5%, 4/15/2020		855,000	953,325
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		4,390,000	4,363,221
7.25%, 10/15/2020		10,060,000	10,625,875
7.5%, 4/1/2021		10,740,000	11,491,800
Intelsat Luxembourg SA:
7.75%, 6/1/2021		5,970,000	5,984,925
8.125%, 6/1/2023 (b)		950,000	969,000
Level 3 Communications, Inc.:
144A, 5.75%, 12/1/2022		2,665,000	2,681,656
8.875%, 6/1/2019		545,000	577,809
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (b)		6,080,000	6,110,400
Level 3 Financing, Inc.:
6.125%, 1/15/2021		1,460,000	1,511,100
7.0%, 6/1/2020		4,755,000	5,010,581
8.125%, 7/1/2019		3,545,000	3,766,562
8.625%, 7/15/2020		4,660,000	5,026,975
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,485,000	2,342,113
Pacnet Ltd., 144A, 9.0%, 12/12/2018		1,500,000	1,670,625
SBA Telecommunications, Inc., 5.75%, 7/15/2020		4,000,000	4,071,200
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		2,190,000	2,365,200
144A, 9.0%, 11/15/2018		10,410,000	11,840,334
Sprint Corp., 7.125%, 6/15/2024 (b)		12,120,000	11,271,600
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		500,000	501,250
6.125%, 1/15/2022 (b)		975,000	989,625
6.625%, 11/15/2020		6,755,000	6,873,212
6.633%, 4/28/2021		250,000	256,563
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,000,000	2,542,412
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,569,750
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		9,145,000	10,002,344
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,850,000	5,274,375
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		1,850,000	1,891,625
Windstream Corp.:
6.375%, 8/1/2023 (b)		2,335,000	2,183,225
7.5%, 6/1/2022		11,470,000	11,441,325
7.5%, 4/1/2023		3,810,000	3,790,950
7.75%, 10/15/2020		485,000	499,550
7.75%, 10/1/2021		6,460,000	6,589,200
7.875%, 11/1/2017		3,775,000	4,086,437

			229,923,087
Utilities 2.8%
AES Corp.:
3.234% **, 6/1/2019		1,540,000	1,501,500
8.0%, 6/1/2020		4,120,000	4,707,100
Calpine Corp.:
5.375%, 1/15/2023 (b)		2,140,000	2,161,400
5.75%, 1/15/2025		2,140,000	2,166,750
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		425,000	433,500
Enel SpA, 144A, 8.75%, 9/24/2073		3,480,000	4,041,150
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		4,626,000	3,608,280
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		1,705,000	1,636,800
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024 (b)		10,535,000	10,719,362
7.875%, 5/15/2021		1,930,000	2,079,575
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		1,740,000	1,718,250

			34,773,667

Total Corporate Bonds (Cost $1,119,702,435)			1,115,593,124
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (c) (Cost $3,031,299)		3,000,000	3,022,500
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		3,340,000	3,348,350
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		2,580,500	2,519,858

Total Loan Participations and Assignments (Cost $9,390,282)			5,868,208
Convertible Bonds 1.1%
Consumer Discretionary 0.1%
MGM Resorts International, 4.25%, 4/15/2015		405,000	477,900
Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	12,589,638

Total Convertible Bonds (Cost $7,746,411)			13,067,538
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,730,722)		6,975,000	6,277,500

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		107	302,791
Trump Entertainment Resorts, Inc.*		366	0

			302,791
Industrials 0.0%
Congoleum Corp.*		135,300	0
Quad Graphics, Inc.		1,515	34,785

			34,785
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,705	90,663
GEO Specialty Chemicals, Inc. 144A*		12,448	8,255

			98,918

Total Common Stocks (Cost $2,030,731)			436,494
Preferred Stock 0.8%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $9,645,814)		10,342	10,389,509
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		672,806	441,159
Hercules Trust II, Expiration Date 3/31/2029*		6,700	65,839

Total Warrants (Cost $1,482,531)			506,998
Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $119,621,052)		119,621,052	119,621,052
Cash Equivalents 4.1%
Central Cash Management Fund, 0.06% (e) (Cost $49,886,861)		49,886,861	49,886,861

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,327,268,138) †		108.0	1,324,669,784
Other Assets and Liabilities, Net		(8.0)	(98,572,172)

Net Assets		100.0	1,226,097,612
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	4,626,000	USD	2,746,695	3,608,280
Hellas Telecommunications Finance*	8.082%	7/15/2015	2,522,281	EUR	715,283	0
					6,970,947	3,608,280

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

†
The cost for federal income tax purposes was $1,329,017,149.  At December 31, 2014, net unrealized depreciation for all securities based on tax cost was $4,347,365.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,916,001 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,263,366.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $115,148,185, which is 9.4% of net assets.

(c)	At December 31, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	387,564	302,791	0.02

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At December 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/20/2011 9/20/2015	7,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B	245,899	63,997	181,902
12/20/2010 3/20/2016	10,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B	565,913	135,291	430,622
3/21/2011 6/20/2016	5,530,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B	367,434	60,774	306,660
12/20/2011 3/20/2017	3,450,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	288,475	64,464	224,011
6/20/2013 9/20/2018	1,715,000	1	5.0%	HCA, Inc., 8.0%, 10/1/2018, B	219,382	101,958	117,424
6/20/2013 9/20/2018	6,450,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	312,404	284,986	27,418
6/20/2013 9/20/2018	2,370,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	289,029	157,474	131,555
9/20/2013 12/20/2018	5,000,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	220,585	327,517	(106,932)
9/20/2013 12/20/2018	5,000,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	220,585	321,948	(101,363)
11/14/2014 12/20/2019	5,960,000	5	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	584,545	398,862	185,683

Total net unrealized appreciation	1,396,980

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Credit Suisse
4	Bank of America
5	Morgan Stanley
At December 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	7,064,700	USD	8,944,951	1/15/2015	394,896	Citigroup, Inc.
EUR	60,000	USD	75,081	1/15/2015	2,467	UBS AG
Total unrealized appreciation					397,363

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	4,153,565	EUR	3,325,000	1/15/2015	(129,484)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$1,115,593,124	$0	$1,115,593,124
Government & Agency Obligation	—	3,022,500	—	3,022,500
Loan Participations and Assignments	—	5,868,208	—	5,868,208
Convertible Bonds	—	477,900	12,589,638	13,067,538
Preferred Security	—	6,277,500	—	6,277,500
Common Stocks
Consumer Discretionary	—	—	302,791	302,791
Industrials	34,785	—	—	34,785
Materials	—	—	98,918	98,918
Preferred Stocks (i)	—	10,389,509	—	10,389,509
Warrants (i)	—	—	506,998	506,998
Short-Term Investments (i)	169,507,913	—	—	169,507,913
Derivatives (j)
Interest Rate Swap Contracts	—	1,605,275	—	1,605,275
Forward Foreign Currency Exchange Contracts	—	397,363	—	397,363

Total	$169,542,698	$1,143,631,379	$13,498,345	$1,326,672,422

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Interest Rate Swap Contracts	$—	$(208,295)	$—	$(208,295)
Forward Foreign Currency Exchange Contracts	—	(129,484)	—	(129,484)

Total	$—	$(337,779)	$—	$(337,779)

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2014	$0	$0	$12,955,817	$375,698	$519,606	$13,851,121
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	0	0	(387,031)	26,011	(12,608)	(373,628)
Amortization premium/discount	—	—	20,852	—	—	20,852
Purchases	—	—	—	—	—	—
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of December 31, 2014	$0	$0	$12,589,638	$401,709	$506,998	$13,498,345
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2014	$0	$0	$(387,031)	$26,011	$(12,608)	$(373,628)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value at 12/31/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$	$302,791	Market Approach	EV/EBITDA Multiple	11.24
				Discount to public comparables	15%
				Discount for lack of marketability	15%
		$0	Asset Valuation	Book Value of Equity	0%
Industrials		$0	Asset Valuation	Book Value of Equity	0%
Materials		$98,918	Market Approach	EV/EBITDA Multiple	6.26
				Discount to public comparables	20%
				Discount for lack of marketability	25%
Warrants
Materials		$65,839	Black Scholes Option Pricing Model	Implied Volatility	30%
				Discount for lack of marketability	20%
		$441,159	Market Approach	EV/EBITDA Multiple	6.26
				Discount to public comparables	20%
				Discount for lack of marketability	25%
Loan Participations & Assignments
Senior Loans		$0	Market Approach	Evaluated Price	0
Corporate Bonds
Financials		$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials		$12,589,638	Convertible Bond Methodology	EV/EBITDA Multiple	6.26
				Discount to public comparables	20%
				Discount for lack of marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio and/or a significant change in the discount for lack of marketability could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$1,396,980	$—
Foreign Exchange Contracts	$—	$267,879

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015